Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, £ in Millions, shares in Millions, ₨ in Billions, $ in Billions				12 Months Ended
	Sep. 29, 2017 INR (₨)	Feb. 12, 2016 INR (₨)	Jan. 03, 2013 INR (₨)	Mar. 31, 2021 INR (₨) item shares	Mar. 31, 2021 EUR (€) item	Mar. 31, 2021 USD ($) item shares	Mar. 31, 2021 EUR (€) item shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 EUR (€)	Jul. 13, 2015 GBP (£)
Indus Towers Limited
Contingent liabilities and legal proceedings - Conti
Ownership interest in joint venture				28.10%	28.10%
Prepayment in cash in respect of its payment obligations that are undisputed, due and payable under the MSAs				₨ 24.0			€ 279
Primary pledge over shares | shares				190.7		190.7	190.7
Primary Pledge On Value Owned				₨ 47.0			€ 544
Bank borrowings secured against Indian assets | shares				1,200.0		1,200.0	1,200.0
Maximum liability cap				₨ 42.5			€ 495
Performance bonds
Contingent liabilities and legal proceedings - Conti
Contingent liability amount							381		€ 414
Other guarantees
Contingent liabilities and legal proceedings - Conti
Contingent liability amount							2,347		€ 2,908
Other guarantees | Indus Towers Limited
Contingent liabilities and legal proceedings - Conti
Contingent liability amount | ₨				₨ 42.5				₨ 0.0
Indian regulatory cases
Contingent liabilities and legal proceedings - Conti
Number of Public Interest Litigations | item				500	500
UK pension schemes
Contingent liabilities and legal proceedings - Conti
Notional value of security							822
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Contingent liability amount							€ 1,470
Number of guarantees under pension scheme | item				2		2	2
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Contingent liability amount							€ 1,470
Notional value of security							176
THUS Plc Group Scheme
Contingent liabilities and legal proceedings - Conti
Contingent liability amount							€ 117
Vodafone India Limited (VIL) and Vodafone India Services Private Limited (VISPL) | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Amount of damages sought					€ 500,000
Percentage of penalty				300.00%		300.00%	300.00%
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Potential Exposure on Payments between the Parties				₨ 500.0	4,000
Probable cash outflow under the payment mechanism					30
Vodafone India | Legal regulatory case, one time spectrum charges
Contingent liabilities and legal proceedings - Conti
Amount of one time spectrum charges					€ 330
Vodafone India Services Private Limited | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Tax liability							€ 249
Interest payable							€ 554
Deposit amount with tax authorities | £										£ 20
Vodafone Hutchison Australia Pty Limited | Other guarantees.
Contingent liabilities and legal proceedings - Conti
Ownership interest in joint venture				50.00%	50.00%
Loan facility covered under guarantee by group company | $						$ 3.5
Vodafone International Holdings BV ('VIHBV') | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Amount of judgement, including principal and interest | ₨			₨ 142.0
Amount of damages sought | ₨	₨ 190.7	₨ 221.0